As filed with the Securities and Exchange Commission on August 24, 2006
Registration Nos.: 2-89550; 811-03972

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	(X)
PRE-EFFECTIVE AMENDMENT NO.	( )
POST-EFFECTIVE AMENDMENT NO. 40	(X)

and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 35	(X)
(Check appropriate box or boxes)
FUTUREFUNDS SERIES ACCOUNT
(Exact name of Registrant)
GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
(Name of Depositor)
8515 East Orchard Road Greenwood Village, Colorado 80111
(Address of Depositor's Principal Executive Officers) (Zip Code)

Depositor's Telephone Number, including Area Code:
(800) 537-2033

Beverly A. Byrne

Vice President, Counsel and Associate Secretary

Great-West Life & Annuity Insurance Company

8515 East Orchard Road

Greenwood Village, Colorado 80111

(Name and Address of Agent for Service)

Copy to: James F. Jorden, Esq. Jorden Burt LLP 1025 Thomas Jefferson Street, N.W., Suite 400 East Washington, D.C. 20007-5208
Approximate Date of Proposed Public Offering: As soon as practicable after the registration statement becomes effective.
Title of securities being registered: flexible premium deferred variable annuity contracts.
It is proposed that this filing will become effective (check appropriate space)
X	Immediately upon filing pursuant to paragraph (b) of Rule 485.
On________, pursuant to paragraph (b) of Rule 485.
60 days after filing pursuant to paragraph (a)(1) of Rule 485.
On , pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following:
This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 40 to the Registration Statement on Form N-4 (the “Registration Statement”) amends the Prospectus, dated May 1, 2006, as supplemented thereafter. It also amends Part C of the Registration Statement. This Post-Effective Amendment No. 40 does not otherwise delete, amend or supersede any information contained in the Registration Statement, as previously amended. Accordingly, Parts A and B of Post-Effective Amendment No. 38, as filed on April 24, 2006, as supplemented thereafter, are hereby incorporated by reference.

FutureFunds Series Account

of Great-West Life & Annuity Insurance Company

Supplement dated August 24, 2006 to the

Prospectus dated May 1, 2006

This supplement updates the Prospectus. Please read it carefully and keep it with your copy of the Prospectus for future reference.

IMPORTANT INFORMATION ABOUT ELIGIBLE FUND ADDITIONS

The purpose of this supplement is to notify you of changes in the Group Contract’s Investment Divisions. Four new Investment Divisions are available effective the close of business on August 24, 2006, each of which invests in the following Eligible Funds

American Funds Growth Fund of America - Class R3

Davis New York Venture Fund - Class R

Mainstay Small Cap Opportunity Fund - Class A

Van Kampen Comstock Fund - Class R

Add the following under the heading “Allocating Your Money” on the cover page of the Prospectus:

American Funds Growth Fund of America - Class R3

Davis New York Venture Fund - Class R

Mainstay Small Cap Opportunity Fund - Class A

Van Kampen Comstock Fund - Class R

Add the following under the heading “Allocation of Contributions” on page 9 of the Prospectus:

The following Investment Divisions also are not available for non-qualified Plans sponsored by a taxable employer: American Funds Growth Fund of America, Davis New York Venture Fund, Mainstay Small Cap Opportunity Fund, Van Kampen Comstock Fund.

Add the following under the heading “The Eligible Funds” on page 12 of the Prospectus:

American Funds

American Funds Growth Fund of America (Class R3) seeks to provide growth of capital. The fund invests primarily in common stocks. The basic investment philosophy of the investment adviser is to seek to invest in attractively valued companies that, in its opinion, represent good long-term investment opportunities. The investment adviser believes that an important way to accomplish this is through fundamental analysis, which may include meeting with company executives and employees, suppliers, customers and competitors. Securities may be sold when the investment adviser believes that they no longer represent relatively attractive investment opportunities. The fund may invest up to 15% of its assets in securities of issuers domiciled outside the United States and Canada and not included in Standard & Poor's 500 Composite Index. Investments outside the United States may be subject to certain risks. The fund may invest up to 10% of its assets in lower quality nonconvertible debt securities (rated Ba or below by Moody’s Investors Service and BB or below by Standard & Poor’s Corporation or unrated but determined to be of equivalent quality). The values of debt securities may be affected by changing interest rates and by changes in effective maturities and credit ratings of these securities. The fund's investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments.

Davis Funds

Davis New York Venture Fund (Class R) seeks long-term growth of capital. The fund invests the majority of it’s assets in equity securities issued by large companies with market capitalizations of at least $10 billion. The fund has the flexibility to invest a limited portion of its assets in companies of any size, to invest in companies whose shares may be subject to controversy, to invest in foreign securities, and to invest in non-equity securities. Davis Advisors conduct extensive research to identify well-managed companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value.

Mainstay Funds

Mainstay Small Cap Opportunity Fund (Class A) seeks high total return. Total return is a combination of income and realized and unrealized capital gains. The fund normally invests at least 80% of its assets in common and preferred stocks of companies with market capitalizations, at the time of investment, similar to the companies in the Russell 2000® Index, the S&P SmallCap 600® Index, or a universe selected from the smallest 2,000 companies and largest 3,000 companies ranked by market capitalization. The fund invests primarily in small-capitalization stocks that the fund's investment adviser determines have strong or improving fundamental characteristic and have been overlooked by the marketplace or “underpriced” relative to the rest of the fund’s small cap universe. Under normal conditions, the investment adviser keeps the fund fully invested rather than taking temporary cash positions. The fund may lend its portfolio securities in an amount up to 20% of the value of the fund’s total assets and may invest in common stock, other equity securities and in equity-related securities, such as preferred stock (including convertible preferred stock), and debt securities convertible into common stock. The fund may purchase large-capitalization stocks for additional liquidity and engage in active trading. The fund considers large-capitalization stocks to be the top 5% of companies sorted by market capitalization. The fund may also invest in foreign securities, but only in countries the investment adviser considers stable and only in securities the investment adviser considers to be of high quality.

Van Kampen Investments

Van Kampen Comstock Fund (Class R) seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks. Under normal market conditions, the fund’s investment adviser seeks to achieve the fund’s investment objective by investing in a portfolio of equity securities, consisting principally of common stocks. The fund emphasizes a value style of investing seeking well-established, under valued companies believed by the fund’s investment adviser to possess the potential for capital growth and income. Portfolio securities are typically sold when the assessments of the fund’s investment adviser of the capital growth and income potential of such securities materially change. The fund may invest up to 25% of its total assets in securities of foreign issuers. The fund may purchase and sell certain derivative instruments, such as options, futures contracts and options on futures contracts, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks.

Fee Tables and Example. These Eligible Fund additions do not change the minimum and maximum Total Annual Eligible Fund Operating Expenses on page 8 of the Prospectus.

Add the following under the heading “Eligible Fund Investment Advisers” on page 21 of the Prospectus:

American Funds Growth Fund of America is advised by Capital Research and Management Company, 333 South Hope Street, Los Angeles, California 90071.

Davis New York Venture Fund is advised by Davis Selected Advisers, L.P., 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

Mainstay Small Cap Opportunity Fund is advised by New York Life Investment Management LL, 169 Lackawanna Avenue, Parsippany, New Jersey 07054.

Van Kampen Comstock Fund is advised by Van Kampen Asset Management, 1221 Avenue of the Americas, New York, New York 10020.

PART C

OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

The consolidated financial statements of GWL&A as of December 31, 2005 and 2004 and each of the three years in the period ended December 31, 2005, as well as the financial statements of the Series Account for the years ended December 31, 2005 and 2004 are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement, filed on April 24, 2006.

(b)	Exhibits

(1) Copy of resolution of the Board of Directors is incorporated by reference to Registrant’s Post Effective Amendment No. 32 to Form N-4 registration statement filed on April 25, 2002 (File No. 2-89550).

(2) Not applicable.

(3) Underwriting Agreement between Depositor and GWFS Equities, Inc. (formerly BenefitsCorp Equities, Inc.) is incorporated by reference to Registrant’s Post Effective Amendment No. 23 to Form N-4 registration statement filed on May 1, 1997 (File No. 2–89550).

(4) Form of each Variable Annuity Contract and riders are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(5) Forms of Application are incorporated by reference to Registrant's Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(6) Copies of Articles of Incorporation of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the registration statement filed by Variable Annuity-1 Series Account on Form N-4 on October 30, 1996, (File No. 811-07549) and the Bylaws of the Depositor are incorporated by reference to Registrant’s Post-Effective Amendment No. 38 to Form N-4 registration statement, filed on April 24, 2006.

(7) Not applicable.

(8) Form of Participation Agreement between Registrant and Maxim Series Fund; Form of Fund Participation Agreement for Unaffiliated Insurance Products Funds; and, Form of Fund Participation Agreement for Retail Funds are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 (File No. 2-89550).

(9) Opinion of Counsel is Registrant’s Post-Effective Amendment No. 31 to the registration statement filed on April 30, 2001 (File No. 2-89550).

(10)	(a)	Written Consent of Jorden Burt LLP is filed herewith.

(b)	Written Consent of Deloitte & Touche LLP is filed herewith.

(11) Not applicable.

(12) Not applicable.

Name	Principal Business Address	Positions and Office with Depositor
James Balog	2205 North Southwinds Boulevard, Apt. 307 Vero Beach, Florida 32963	Director
John L. Bernbach	32 East 57th Street, 10th Floor New York, New York, 10022	Director
Orest T. Dackow	(3)	Director
André Desmarais	(4)	Director
Paul Desmarais, Jr	(4)	Director
Robert Gratton	(5)	Chairman
Kevin P. Kavanagh, C.M.	(1)	Director
Alain Louvel	115 Central Park West, Apt 18C New York, New York, 10023	Director
William Mackness	696 Whitehaven Crescent London, Ontario N6G 4V4	Director
William T. McCallum	(3)	Vice-Chairman
Raymond L. McFeetors	(3)	Director, President and Chief Executive Officer
Jerry E.A. Nickerson	H.B. Nickerson & Sons Limited P.O. Box 130 255 Commercial Street North Sydney, Nova Scotia B2A 3M2	Director
David A. Nield	330 University Ave. Toronto, Ontario M5G 1R8	Director
R. Jeffrey Orr	(4)	Director
Michel Plessis-Bélair, F.C.A.	(4)	Director
Brian E. Walsh	QVan Capital, LLC 1 Dock Street, 4th Floor Stamford, Connecticut 06902	Director
Mitchell T.G. Graye	(3)	Executive Vice-President Chief Financial Officer
Richard F. Rivers	(2)	Executive Vice President, Great-West Healthcare
Douglas L. Wooden	(3)	Executive Vice-President, Financial Services
S. Mark Corbett	(3)	Senior Vice-President, Investments
Glen R. Derback	(3)	Senior Vice President and Controller
Terry L. Fouts	(2)	Senior Vice President and Chief Medical Officer
John R. Gabbert	(2)	Senior Vice President, Great-West Healthcare Chief Information Officer
Donna A. Goldin	(2)	Senior Vice-President Great-West Healthcare Operations
Wayne Hoffmann	(3)	Senior Vice-President, Investments
Christopher M. Knackstedt	(2)	Senior Vice President Healthcare Management

D. Craig Lennox	(6)	Senior Vice-President, General Counsel and Secretary
James L. McCallen	(3)	Senior Vice President and Actuary
Graham R. McDonald	(3)	Senior Vice President, Corporate Administration
Charles P. Nelson	(3)	Senior Vice-President, Retirement Services
Marty Rosenbaum	(2)	Senior Vice-President, Great-West Healthcare Finance
Gregory E. Seller	(3)	Senior Vice-President, Retirement Services Government Markets
Douglas J. Stefanson	(2)	Senior Vice President, Healthcare Underwriting
Robert K. Shaw	(3)	Senior Vice-President, Individual Markets
George D. Webb	(3)	Senior Vice-President P/NP Operations
(1)	100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2)	8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3)	8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4)	Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5)	Power Financial Corporation, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(6)	8525 East Orchard Road, Greenwood Village, Colorado 80111.
(7)	Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

Item 26.	Persons controlled by or under common control with the Depositor or Registrant as of 12/31/05

(State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) – Holding and Management Company

100.0% - 2795957 Canada Inc. (Canada) – Holding Company

100.0% - 171263 Canada Inc. (Canada) – Holding Company
66.4% - Power Financial Corporation (Canada) – Holding Company
70.6% - Great-West Lifeco Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Canada) Inc. (Canada) – Holding Company
100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) – Holding Company
100.0% - GWL&A Financial Inc. (Delaware) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital (Nova Scotia) Co. (Canada) – Holding Company
60.0% - Great-West Life & Annuity Insurance Capital, LLC (Delaware) – Holding Company

100.0% - Great-West Life & Annuity Insurance Company (Colorado) – Life and Health Insurance Company

100.0% - First Great-West Life & Annuity Insurance Company (New York) – Life and Health Insurance Company

100.0% - Advised Assets Group, LLC (Colorado) – Investment Adviser

100.0% - Alta Health & Life Insurance Company (Indiana) – Life and Health Insurance Company

100.0% - BenefitsCorp, Inc. (Delaware) – Insurance Agency
100.0% - GWFS Equities, Inc. (Delaware) – Securities Broker/Dealer
100.0% - BenefitsCorp, Inc. of Wyoming (Wyoming) – Insurance Agency

100.0% - Canada Life Insurance Company of America (Michigan) – Life and Health Insurance Company

100.0% - Great-West Life & Annuity Insurance Company of South Carolina (South Carolina) – Captive Insurance Company

100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) – Third Party Administrator
100.0% - EMJAY Corporation (Wisconsin) – Third Party Administrator

100.0% - EMJAY Retirement Plan Services, Inc. (Wisconsin) – Third Party Administrator

100.0% - Great-West Healthcare Holdings, Inc. (Colorado) – Holding Company

100.0% - Great-West Healthcare, Inc. (Vermont) – Network contracting, development and management

100.0% - Great-West Healthcare of Arizona, Inc. (Arizona) – Health Care Services Organization

100.0% - Great-West Healthcare of California, Inc. (California) – Health Maintenance Organization

100.0% - Great-West Healthcare of Colorado, Inc. (Colorado) – Health Maintenance Organization

100.0% - Great-West Healthcare of Florida, Inc. (Florida) – Health Maintenance Organization

100.0% - Great-West Healthcare of Georgia, Inc. (Georgia) – Health Maintenance Organization

100.0% - Great-West Healthcare of Illinois, Inc. (Illinois) – Health Maintenance Organization

100.0% - Great-West Healthcare of Indiana, Inc. (Indiana) – Health Maintenance Organization

100.0% - Great-West Healthcare of Kansas/Missouri, Inc. (Kansas) – Health Maintenance Organization

100.0% - Great-West Healthcare of Massachusetts, Inc. (Massachusetts) – Health Maintenance Organization

100.0% - Great-West Healthcare of New Jersey, Inc. (New Jersey) – Health Maintenance Organization

100.0% - Great-West Healthcare of North Carolina, Inc. (North Carolina) – Health Maintenance Organization

100.0% - Great-West Healthcare of Ohio, Inc. (Ohio) – Health Insuring Corporation

100.0% - Great-West Healthcare of Oregon, Inc. (Oregon) – Health Care Service Contractors

100.0% - Great-West Healthcare of Pennsylvania, Inc. (Pennsylvania) – Health Maintenance Organization

100.0% - Great-West Healthcare of Tennessee, Inc. (Tennessee) – Health Maintenance Organization

100.0% - Great-West Healthcare of Texas, Inc. (Texas) – Health Maintenance Organization

100.0% - Great-West Healthcare of Washington, Inc. (Washington) – Health Care Service Contractors

100.0% - One Orchard Equities, Inc. (Colorado) – Securities Broker/Dealer
100.0% - Mediversal, Inc. (Nevada) – Third Party Administrator
100.0% - Universal Claims Administration (Nevada) – Third Party Administrator
100.0% - FASCore, LLC (Colorado) – Third Party Administrator
100.0% - GWL Properties Inc. (Colorado) – Real Estate Corporation
50.0% - Westkin Properties Ltd. (California) – Real Estate Corporation
100.0% - Great-West Benefit Services, Inc. (Delaware) – Leasing Company
89.6% - Maxim Series Fund, Inc. (Maryland) – Investment Company
100.0% - GW Capital Management, LLC (Colorado) – Investment Adviser
100.0% - Orchard Capital Management, LLC (Colorado) – Investment Adviser
100.0% - Greenwood Investments, LLC (Colorado) – Securities Broker/Dealer
100.0% - Orchard Trust Company, LLC (Colorado) – Trust Company

Item 27.	Number of Contractowners

As of August 14, 2006, there were 2 owners of non-qualified group contracts and 1,389 of qualified group contracts offered by Registrant.

Item 28.	Indemnification

Provisions exist under the Colorado General Corporation Code and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

Colorado Business Corporation Act

Article 109 - INDEMNIFICATION

Section 7-109-101. Definitions.

As used in this Article:

(1)

"Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

(2)

"Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold a similar position with, another domestic or foreign entity or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director’s duties to the corporation also impose duties on, or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. “Director” includes, unless the context requires otherwise, the estate or personal representative of a director.

(3)	"Expenses" includes counsel fees.

(4)

"Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

(5)

"Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

(6)	"Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

(7)	"Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

Section 7-109-102. Authority to indemnify directors.

(1)

Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

(a)	The person conducted himself or herself in good faith; and

(b)	The person reasonably believed:

(I)	In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

(II)	In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

(c)	In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

(2)

A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

(3)

The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

(4)	A corporation may not indemnify a director under this section:

(a)	In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

(b)

In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

(5)	Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 7-109-103. Mandatory Indemnification of Directors.

Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

Section 7-109-104. Advance of Expenses to Directors.

(1)	A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

(a)	The director furnishes the corporation a written affirmation of the director’s good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

(b)

The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

(c)	A determination is made that the facts then know to those making the determination would not preclude indemnification under this article.

(2)

The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

(3)	Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

Section 7-109-105. Court-Ordered Indemnification of Directors.

(1)

Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

(a)

If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

(b)

If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

Section 7-109-106. Determination and Authorization of Indemnification of Directors.

(1)

A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

(2)	The determinations required by subsection (1) of this section shall be made:

(a)

By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

(b)

If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

(3)

If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

(a)

By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

(b)	By the shareholders.

(4)

Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

Section 7-109-107. Indemnification of Officers, Employees, Fiduciaries, and Agents.

(1)	Unless otherwise provided in the articles of incorporation:

(a)

An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

(b)	A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

(c)

A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

Section 7-109-108. Insurance.

A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or entity or of an employee benefit plan against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the law of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

Section 7-109-109. Limitation of Indemnification of Directors.

(1)

A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

(2)

Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

Section 7-109-110. Notice to Shareholders of Indemnification of Director.

If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

Bylaws of GWL&A

Article IV. Indemnification

SECTION 1. In this Article, the following terms shall have the following meanings:

(a)

“expenses” means reasonable expenses incurred in a proceeding, including expenses of investigation and preparation, expenses in connection with an appearance as a witness, and fees and disbursement of counsel, accountants or other experts;

(b)	“liability” means an obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty or fine;

(c)	“party” includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding;

(d)	“proceeding” means any threatened, pending or completed action, suit, or proceeding whether civil, criminal, administrative or investigative, and whether formal or informal.

SECTION 2. Subject to applicable law, if any person who is or was a director, officer or employee of the corporation is made a party to a proceeding because the person is or was a director, officer or employee of the corporation, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if, with respect to the matter(s) giving rise to the proceeding:

(a)	the person conducted himself or herself in good faith; and

(b)	the person reasonably believed that his or her conduct was in the corporation’s best interests; and

(c)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

(d)	if the person is or was an employee of the corporation, the person acted in the ordinary course of the person’s employment with the corporation.

SECTION 3. Subject to applicable law, if any person who is or was serving as a director, officer, trustee or employee of another company or entity at the request of the corporation is made a party to a proceeding because the person is or was serving as a director, officer, trustee or employee of the other company or entity, the corporation shall indemnify the person, or the estate or personal representative of the person, from and against all liability and expenses incurred by the person in the proceeding (and advance to the person expenses incurred in the proceeding) if:

(a)

the person is or was appointed to serve at the request of the corporation as a director, officer, trustee or employee of the other company or entity in accordance with Indemnification Procedures approved by the Board of Directors of the corporation; and

(b)	with respect to the matter(s) giving rise to the proceeding:

(i)	the person conducted himself or herself in good faith; and

(ii)

the person reasonably believed that his or her conduct was at least not opposed to the corporation’s best interests (in the case of a trustee of one of the corporation’s staff benefits plans, this means that the person’s conduct was for a purpose the person reasonably believed to be in the interests of the plan participants); and

(iii)	in the case of any criminal proceeding, the person had no reasonable cause to believe that his or her conduct was unlawful; and

if the person is or was an employee of the other company or entity, the person acted in the ordinary course of the person’s employment with the other company or entity.

Item 29.	Principal Underwriter

(a)

GWFS Equities, Inc. (“GWFS”) currently distributes securities of Maxim Series Fund, Inc., an open-end management investment company; Variable Annuity Account-1 Series Account, COLI VUL-2 Series Account and Maxim Series Account of GWL&A and Variable Annuity Account-1 Series Account of First Great-West Life & Annuity Insurance Company in addition to those of the Registrant.

(b)	Directors and Officers of GWFS
Name	Principal Business Address	Position and Offices with Underwriter
Charles P. Nelson	(1)	Chairman and President
Robert K. Shaw	(1)	Director
Graham R. McDonald	(1)	Director
Gregory E. Seller	18101 Von Karman Ave., Suite 1460 Irvine, CA 92715	Director and Senior Vice President
Thomas M. Connolly	300 Broadacres Drive Bloomfield, NJ 07003	Vice President
William S. Harmon	(1)	Vice President
Kent A. Morris	500 North Central, Suite 220 Glendale, CA 91203	Vice President
Michael P. Sole	One North La Salle, Suite 3200 Chicago, IL 60602	Vice President
Glen R. Derback	(1)	Treasurer
Beverly A. Byrne	(1)	Secretary and Chief Compliance Officer
Teresa L. Luiz	(1)	Compliance Officer

____________

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111

(c) Commissions and other compensation received from the Registrant by Principal Underwriter during Registrant's last fiscal year:

Net
Name of	Underwriting	Compensation
Principal	Discounts and	on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation

GWFS	-0-	-0-	-0-	-0-

Item 30.	Location of Accounts and Records

All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

Item 31.	Management Services

Not Applicable.

Item 32.	Undertakings

(a)

Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)

Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles for retirement plans meeting the requirement of Section 403(b) of the Internal Revenue Code of 1986, as amended, Registrant is relying on the no-action letter issued by the Office of Insurance Products and Legal Compliance, Division of Investment Management, to the American Council of Life Insurance dated November 28, 1988 (Ref. No. IP-6-88), and that the provisions of paragraphs (1) - (4) thereof have been complied with.

(e)

Registrant represents that in connection with its offering of Group Contracts as funding vehicles under the Texas Optional Retirement Program, Registrant is relying on the exceptions provided in Rule 6c-7 of the Investment Company Act of 1940 and that the provisions of paragraphs (a) -(d) thereof have been complied with.

(f)

GWL&A represents that the fees and charges deducted under the Group Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective Amendment to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 24 day of August, 2006.

FUTUREFUNDS SERIES ACCOUNT (Registrant)
BY:	/s/ R. L. McFeetors
R. L. McFeetors
Raymond L. McFeetors, President and Chief Executive Officer of Great-West Life & Annuity Insurance Company
BY:	GREAT-WEST LIFE ANNUITY INSURANCE COMPANY
(Depositor)
BY:	/s/ R. L. McFeetors
R. L. McFeetors
President and Chief Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title	Date

/s/ Robert Gratton	August 23, 2006
Director and Chairman of the Board
(Robert Gratton*)

/s/ Raymond L. McFeetors	August 23, 2006
Director, President and Chief Executive Officer
(Raymond L. McFeetors)

/s/ Mitchell T.G. Graye	August 23, 2006
Executive Vice President and Chief Financial Officer
(Mitchell T.G. Graye)

/s/ James Balog	August 23, 2006
Director, (James Balog*)

Director, (John L. Bernbach)

Signature and Title	Date

/s/ Orest T. Dackow	August 23, 2006
Director (Orest T. Dackow*)

Director (André Desmarais)

/s/ Paul Desmarais, Jr.	August 23, 2006
Director (Paul Desmarais, Jr*.)

/s/ Kevin P. Kavanagh	August 23, 2006
Director (Kevin P. Kavanagh*)

Director (Alain Louvel)

Director
(William T. McCallum)

/s/ Jerry E.A. Nickerson	August 23, 2006
Director (Jerry E.A. Nickerson*)

Director (David A. Nield)

Director (R. Jeffrey Orr)

/s/ Michel Plessis-Bélair	August 23, 2006
Director (Michel Plessis-Bélair*)

/s/ Brian E. Walsh	August 23, 2006
Director (Brian E. Walsh*)

*By: /s/ G.R. Derback	August 23, 2006
G.R. Derback

Attorney-in-fact pursuant to Powers of Attorney are incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-4 registration statement filed on October 30, 2000 and Registrant’s Post-Effective Amendment No. 37 to Form N-4 registration statement filed on February 28, 2006.